SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Jun. 30, 2024	Dec. 31, 2023
Leases
Operating leases weighted-average remaining lease term	6 years 7 months 6 days	6 years 6 months
Finance leases weighted-average remaining lease term	10 months 24 days	1 year 4 months 24 days